Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Fair Value of Incentive Securities Using The Black-Scholes Model Based On The Following Assumptions
The fair value of Incentive Securities granted during the three months ended March 31, 2020 was determined on the grant date using the Black-Scholes model based on the following assumptions:

March 31, 2020
Expected term (years)(1)	4.5
Current stock value	$7.38 - $15.14
Expected volatility(2)	30%
Risk-free rate(3)	1.63%
Dividend yield(4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.

(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

The fair value of Incentive Securities was determined on the grant date using the Black-Scholes model based on the following assumptions:

	Successor
	December 31, 2020	December 31, 2019	December 31, 2018
Expected term (years) (1)	4.5	4.5	4.5
Current stock value	$7.41 - $15.19	$7.35 - $15.06	$7.37 - $26.58
Expected volatility (2)	30%	30%	30%
Risk-free rate (3)	0.3% - 1.63%	1.7% - 2.48%	2.80%
Dividend yield (4)	0%	0%	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Summary of The Incentive Security Activity
A summary of the Incentive Security activity for the three months ended March 31, 2021 is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Non-vested awards at December 31, 2020	833,694	$1.60	$16,243

Granted	—
Forfeited	—
Expired	—

Non-vested awards at March 31, 2021	833,694	$1.60	$16,231

A summary of the Incentive Security activity for the years ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor) is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of September 7, 2018 (Successor)	—	$—	$—

Granted	709,783	$1.66
Forfeited	—
Expired	—

Outstanding as of December 31, 2018 (Successor)	709,783	$1.66	$14,857

Granted	52,581	$1.27
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2019 (Successor)	761,394	$1.63	$15,411

Granted	73,270	$1.28
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2020 (Successor)	833,694	$1.60	$16,243